Loans Allowance for Credit Losses Credit Quality and Off-Balance Sheet Credit Exposures (Details 5) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
30-89 Days	$ 2,365,525	$ 3,534,411
90 Days Or More	1,530,543	2,617,990
Total Past Due	3,896,068	6,152,401
Current	961,389,594	921,788,404
Total Loans	965,285,662	927,940,805
Commercial Real Estates [Member]
30-89 Days	356,541	711,925
90 Days Or More	17,548	25,050
Total Past Due	374,089	736,975
Current	499,273,815	471,415,882
Total Loans	499,647,904	472,152,857
Residential real estate - 1st lien [Member]
30-89 Days	1,563,753	2,471,244
90 Days Or More	299,793	1,306,019
Total Past Due	1,863,546	3,777,263
Current	234,692,800	214,313,630
Total Loans	236,556,346	218,090,893
Commercial & industrial [Member]
30-89 Days	11,044	249,577
90 Days Or More	987,634	1,286,921
Total Past Due	998,678	1,536,498
Current	106,460,068	122,519,154
Total Loans	107,458,746	124,055,652
Purchased Loan [Member]
30-89 Days	0	0
90 Days Or More	0	0
Total Past Due	0	0
Current	10,010,347	7,808,877
Total Loans	10,010,347	7,808,877
Municipal [Member]
30-89 Days	0	0
90 Days Or More	0	0
Total Past Due	0	0
Current	62,078,419	67,087,399
Total Loans	62,078,419	67,087,399
Residential real estate - Jr lien [Member]
30-89 Days	402,645	88,514
90 Days Or More	225,568	0
Total Past Due	628,213	88,514
Current	45,843,834	35,602,667
Total Loans	46,472,047	35,691,181
Consumer [Member]
30-89 Days	31,542	13,151
90 Days Or More	0	0
Total Past Due	31,542	13,151
Current	3,030,311	3,040,795
Total Loans	$ 3,061,853	$ 3,053,946